Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 06, 2013
Document and Entity Information
Entity Registrant Name	L2 MEDICAL DEVELOPMENT CO
Document Type	10-Q
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Central Index Key	0001495899
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		10,030,612
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash on hand and in bank	$ 656	$ 656
Total Assets	656	656
Current Liabilities
Accounts payable - trade	3,795	0
Total Liabilities	3,795	0
Stockholders' Equity (Deficit)
Preferred stock - $0.001 par value 10,000,000 shares authorized.None issued and outstanding	0	0
Common stock - $0.001 par value.100,000,000 shares authorized.10,030,612 shares issued and outstanding, respectively	10,031	10,031
Additional paid-in capital	65,435	65,435
Deficit accumulated during the development stage	(78,605)	(74,810)
Total Stockholders' Equity (Deficit)	(3,139)	656
Total Liabilities and Stockholders' Equity (Deficit)	$ 656	$ 656

Balance Sheets Parentheticals (USD $)	Mar. 31, 2013	Dec. 31, 2012
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	10,030,612	530,612
Common Stock, shares outstanding	10,030,612	530,612

Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Revenues	$ 0	$ 0	$ 0
Opearting Expenses
Reorganization costs	0	0	2,874
Professional fees	3,325	2,400	55,578
Other general and administrative expenses	470	1,029	20,153
Total operating expenses	3,795	3,429	78,605
Loss from operations	3,795	(3,429)	(78,605)
Provision for income taxes	0	0	0
Net Income (Loss)	(3,795)	(3,429)	(78,605)
Other Comprehensive Income	0	0	0
Comprehensive Loss	$ (3,795)	$ (3,429)	$ (78,605)
Loss per weighted-average shareof common stock outstanding,computed on net loss - basic and fully diluted	$ 0	$ (0.01)	$ (0.04)
Weighted-average number of shares of common stock outstanding -basic and fully diluted	10,030,612	530,612	2,031,337

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities
Net income (loss) for the period	$ (3,795)	$ (3,429)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	0	0
Increase (Decrease) in
Accounts payable	3,795	0
Net cash provided by operating activities	0	(3,429)
Cash Flows from Investing Activities	0	0
Cash Flows from Financing Activities
Cash funded from bankruptcy trust	0	0
Sale of common stock	0	0
Working Capital contributed by controlling stockholder	0	3,429
Net cash provided by financing activities	0	3,429
Increase in Cash	0	0
Cash at beginning of period	656	0
Supplemental Disclosure of Interest and Income Taxes Paid
Interest paid during the period	0	0
Income taxes during the period	$ 0	$ 0

Background and Description of Business	3 Months Ended
Mar. 31, 2013
Background and Description of Business
Background and Description of Business

Note A - Background and Description of Business

L2 Medical Development Company (Company) was organized as SMSA Katy Acquisition Corp. on May 3, 2010 as a Nevada corporation to effect the reincorporation of Senior Management Services of Katy, Inc., a Texas corporation, mandated by the plan of reorganization discussed below.

The Company changed its corporate name from SMSA Katy Acquisition Corp. to L2 Medical Development Company on June 21, 2012, effective as of July 9, 2012, pursuant to documents filed with the State of Nevada.

The Company’s emergence from Chapter 11 of Title 11 of the United States Code on August 1, 2007 created the combination of a change in majority ownership and voting control - that is, loss of control by the then-existing stockholders, a court-approved reorganization, and a reliable measure of the entity’s fair value - resulting in a fresh start, creating, in substance, a new reporting entity.

On May 9, 2012, the Company entered into a Share Purchase Agreement (Share Purchase Agreement) with Matthew C. Lipton (Lipton), a resident of Farmers Branch, Texas, pursuant to which he acquired 9,500,000 shares of our common stock for approximately $9,500 cash or $0.001 per share.  As a result of this transaction, 10,030,612 shares of our common stock are currently issued and outstanding.

The Company, post bankruptcy, has had and continues to have no significant assets, liabilities or operating activities.  Therefore, the Company, as a new reporting entity, qualifies as a “development stage enterprise” as defined in Development Stage Entities topic of the FASB Accounting Standards Codification.

Our current business plan is to develop a medical device incubation company.

Reorganization Under Chapter 11 of the U. S. Bankruptcy Code	3 Months Ended
Mar. 31, 2013
Reorganization Under Chapter 11 of the U. S. Bankruptcy Code
Reorganization Under Chapter 11 of the U. S. Bankruptcy Code

Note B - Reorganization Under Chapter 11 of the U. S. Bankruptcy Code

On January 17, 2007, Senior Management Services of Katy, Inc. and its affiliated companies (SMS Companies or Debtors) filed a petition for reorganization under Chapter 11 of the United States Bankruptcy Code.  During the three years prior to filing the reorganization petition, SMS Companies operated a chain of skilled nursing homes, located principally in Texas, which prior to the bankruptcy proceedings consisted of a total of 14 separate nursing facilities, ranging in size from approximately 114 beds to 325 beds.  In the aggregate, SMS Companies provided care to approximately 1,600 resident patients and employed over 1,400 employees.  A significant portion of the SMS Companies cash flow was provided by patients covered by Medicare and Medicaid.  The SMS Companies facilities provided round-the-clock care for the health, well-being, safety and medical needs of its patients.  The administrative and operational oversight of the nursing facilities was provided by an affiliated management company located in Arlington, Texas.  In 2005, SMS Companies obtained a secured credit facility from a financial institution.  The credit facility eventually was comprised of an $8.3 million term loan and a revolving loan of up to $15 million which was utilized for working capital and to finance the purchase of the real  property on which 2 of its nursing care facilities operated.  By late 2006, SMS Companies were in an "overadvance" position, whereby the amount of funds extended by the lender exceeded the amount of collateral eligible to be borrowed under the credit facility.  Beginning in September 2006, SMS Companies entered into the first of a series of forbearance agreements whereby the lender agreed to forebear from declaring the financing in default provided SMS Companies obtained a commitment from a new lender to refinance and restructure the credit  facility.  SMS Companies were unsuccessful in obtaining a commitment from a new lender and, on January 5, 2007, the lender declared SMS Companies in default and commenced foreclosure and collection proceedings.  On January 9, 2007, the lender agreed to provide an additional $1.7 million to fund payroll and permit a controlled transaction to bankruptcy.  Subsequently, on January 17, 2007, the SMS Companies filed a petition for reorganization under Chapter 11 of the Bankruptcy Code.

Under Chapter 11, certain claims against the Debtors in existence prior to the filing of the petitions for relief under Federal Bankruptcy Laws are stayed while the Debtors continue to operate their businesses as debtors-in-possession under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and the orders of the Bankruptcy Court.  These claims were reflected in the predecessor company’s balance sheets as “Liabilities Subject to Compromise” through the settlement date.  Additional claims (liabilities subject to compromise) may arise subsequent to the petition date resulting from the rejection of executory contracts, including leases, and from the determination of the court (or agreed to by parties in inter est) of allowed claims for contingencies and other disputed amounts.

The First Amended, Modified Chapter 11 Plan, (the Plan) as presented by SMS Companies and their creditors was approved by the United States Bankruptcy Court, Northern District of Texas - Dallas Division on August 1, 2007.  The Plan, which contemplates the Company entering into a reverse merger transaction, provided that certain identified claimants as well as unsecured creditors, in accordance with the allocation provisions of the Plan of Reorganization, and the Company’s new controlling stockholder would receive “new” shares of the Company’s post-reorganization common stock, pursuant to Section 1145(a) of the Bankruptcy Code (Plan Shares).  As a result of the Plan’s approval, all liens, security interests, encumbrances and other interests, as defined in the Plan of Reorganization, attach to the creditor’s trust.  Specific injunctions prohibit any of these claims from being asserted against the Company prior to the contemplated reverse merger.

All assets, liabilities and other claims, including “Allowed Administrative Claims” which arise in the processing of the bankruptcy proceedings, against the Company and it’s affiliated entities were combined into a single creditor’s trust for the purpose of distribution of funds to creditors.  Each of the individual SMS Companies entities otherwise remained separate corporate entities.  From the commencement of the bankruptcy proceedings through August 1, 2007 (the confirmation date of the plan of reorganization), all secured claims and/or administrative claims during this period were satisfied through either direct payment or negotiation.

Pursuant to the Plan, the pre-confirmation unsecured creditors of Senior Management Services of Katy, Inc. (our predecessor company) agreed to accept Plan Shares in SMSA Katy Acquisition Corp., as reorganized, in lieu of asserting recovery of their claims against the Plan’s liquidating trust.  As previously discussed, the confirmation order provided for an injunction protecting us from the claims of the pre-confirmation unsecured creditors while the Company pursues a business combination with an operating business.  If the Company did not consummate a business combination prior to May 10, 2012, the issued Plan Shares would have been deemed canceled, the Company would have filed dissolution documents with the State of Nevada and would have ceased to exist.  Accordingly , the discharge provided in the Plan to the Company would not have been effective.  In such event, the pre-confirmation unsecured creditors could attempt to assert their pre-confirmation claims against us and the Plan liquidating trust.  However, since the Plan did not contemplate, anticipate or provide that the Company would accumulate any assets prior to a business combination, the Company will have no assets against which pre-confirmation creditors could assert their claims upon our dissolution.  Further, the Plan did not provide for the retention of any assets or funds in the Plan’s liquidating trust to pay the pre-confirmation unsecured creditors if the Company failed to timely consummate a business combination.  Therefore, it is very unlikely that the pre-confirmation unsecured creditors would be able to recover any portion of their pre-confirmation claims. The Company’s management is of the opinion that no contingent liabilities exist subsequent to August 1, 2007 (date of bankruptcy settlement).

The Company’s Plan of Reorganization was confirmed by the Bankruptcy Court on August 1, 2007 and became effective on August 10, 2007.  It was determined that SMSA Katy Acquisition Corp’s reorganization value computed immediately before August 1, 2007, the confirmation date of the Plan of Reorganization, was approximately $1,000, which consisted of the following:

Current assets to be transferred to the post-confirmation entity	$1,000
Fair market value of property and equipment	-
Deposits with vendors and other assets transferred
to the post-confirmation entity	-

Reorganization value	$1,000

Pursuant to the Plan of Reorganization, all of the operations of the Company were transferred to a combined creditor’s trust and, as approved by the Bankruptcy Court, a completely new entity was formed for purposes of completing the aforementioned reverse merger transaction.  The Company adopted fresh-start reporting because the holders of existing voting shares immediately before filing and confirmation of the Plan received less than 50.0% of the voting shares of the emerging entity and its reorganization value is not greater than its postpetition liabilities and allowed claims, as shown below:

Postpetition current liabilities	$-
Liabilities deferred pursuant to Chapter 11 proceeding	-
“New” common stock issued upon reorganization	1,000

Total postpetition liabilities and allowed claims	1,000
Reorganization value	(1,000)

Excess of liabilities over reorganization value	$-

The reorganization value of SMSA Katy Acquisition Corp. was determined in consideration of several factors and by reliance on various valuation methods, including discounting cash flow and price/earnings and other applicable ratios.  The factors considered by SMSA Katy Acquisition Corp. included the following:

?	Forecasted operating and cash flows results which gave effect to the estimated impact of

-	Corporate restructuring and other operating program changes
-	Limitations on the use of available net operating loss carryforwards and other tax attributes resulting from the Plan of Reorganization and other events

?	The discounted residual value at the end of the forecast period based on capitalized cash flows for the last year of that period.
?	Market share and position

?	Competition and general economic conditions
?	Projected sales growth

?	Potential profitability
?	Seasonality and working capital requirements

After consideration of SMSA Katy Acquisition Corp.’s debt capacity and other capital structure considerations, such as industry norms, projected earnings to fixed charges, projected earnings before interest and projected free cash flow to debt service and other applicable ratios, management determined that SMSA Katy Acquisition Corp.’s reorganization capital structure should be as follows:

Common Stock (530,612 “new” shares to be issued at $0.001 par value)	$531
Additional paid-in capital	469

Total reorganized capital structure	$1,000

As previously described, the cancellation of all existing shares outstanding at the date of the bankruptcy filing and the issuance of all “new” shares of the reorganized entity caused an issuance of shares of common stock and a related change of control of the Company with more than 50.0% of the “new” shares being held by persons and/or entities which were not pre-bankruptcy stockholders.  Accordingly, per the Reorganization topic of the FASB Accounting Standards Codification (Reorganization topic), the Company adopted fresh-start accounting as of the bankruptcy discharge date whereby all continuing assets and liabilities of the Company were restated to the fair market value.  The Reorganization topic further states that fresh start financial statements prepar ed by entities emerging from bankruptcy will not be comparable with those prepared before their plans were confirmed because they are, in fact, those of a new entity.  For accounting purposes, the Company adopted fresh start accounting in accordance with the Reorganization topic as of August 1, 2007, the confirmation date of the Plan.

As of August 1, 2007, in accordance with the Plan of Reorganization, the only asset of SMSA Katy Acquisition Corp. was approximately $1,000 in cash transferred from the bankruptcy creditor’s trust.

Preparation of Financial Statements	3 Months Ended
Mar. 31, 2013
Preparation of Financial Statements
Preparation of Financial Statements

Note C - Preparation of Financial Statements

The Company follows the accrual basis of accounting in accordance with generally accepted accounting principles and has established a year-end for accounting purposes of December 31.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company’s system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

 During interim periods, the Company follows the accounting policies set forth in its annual audited financial statements filed with the U. S. Securities and Exchange Commission on its Annual Report on Form 10-K containing the Company’s financial statements for the year ended December 31, 2012.  The information presented within these interim financial statements may not include all disclosures required by generally accepted accounting principles and the users of financial information provided for interim periods should refer to the annual financial information and footnotes when reviewing the interim financial results presented herein.

In the opinion of management, the accompanying interim financial statements, prepared in accordance with the U. S. Securities and Exchange Commission’s instructions for Form 10-Q, are unaudited and contain all material adjustments, consisting only of normal recurring adjustments necessary to present fairly the financial condition, results of operations and cash flows of the Company for the respective interim periods presented.  The current period results of operations are not necessarily indicative of results which ultimately will be reported for the full fiscal year ending December 31, 2013.

Going Concern Uncertainty	3 Months Ended
Mar. 31, 2013
Going Concern Uncertainty
Going Concern Uncertainty

Note D - Going Concern Uncertainty

The Company has no post-bankruptcy operating history, limited cash on hand, no operating assets and a business plan with inherent risk.  Because of these factors, the Company’s auditors have issued an audit opinion on the Company’s annual financial statements which includes a statement describing our going concern status.  This means, in our auditor’s opinion, substantial doubt about our ability to continue as a going concern exists at the date of their opinion.

Our current business plan is to develop a medical device incubation company.  However, there is no assurance that the Company will be able to successfully implement this business plan or that the execution of the same will in the appreciation of our stockholders’ investment in the Company’s common stock.

The Company's ultimate continued existence is dependent upon its ability to generate sufficient cash flows from operations to support its daily operations as well as provide sufficient resources to retire existing liabilities and obligations on a timely basis.  The Company faces considerable risk in it’s business plan and a potential shortfall of funding due the potential inability to raise capital in the equity securities market.  If adequate operating capital and/or cash flows are not received during the next twelve months, the Company could become dormant until such time as necessary funds could be raised or provided as set forth in the Plan.

The Company anticipates future sales or issuances of equity securities to fulfill its business plan.  However, there is no assurance that the Company will be able to obtain additional funding through the sales of additional equity securities or, that such funding, if available, will be obtained on terms favorable to or affordable by the Company.

he Company’s Articles of Incorporation authorize the issuance of up to 10,000,000 shares of preferred stock and 100,000,000 shares of common stock.  The Company’s ability to issue preferred stock may limit the Company’s ability to obtain debt or equity financing as well as impede potential takeover of the Company, which may be in the best interest of stockholders.  The Company’s ability to issue these authorized but unissued securities may also negatively impact our ability to raise additional capital through the sale of our debt or equity securities.

While the Company is of the opinion that good faith estimates of the Company’s ability to secure additional capital in the future to reach its goals have been made, there is no guarantee that the Company will receive sufficient funding to sustain operations or implement any future business plan steps.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note E - Summary of Significant Accounting Policies

1.	Cash and cash equivalents

The Company considers all cash on hand and in banks, certificates of deposit and other highly-liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

2.	Reorganization costs

The Company has adopted the provisions required by the Start-Up Activities topic of the FASB Accounting Standards Codification whereby all costs incurred with the incorporation and reorganization of the Company were charged to operations as incurred.

3.	Income taxes

The Company files income tax returns in the United States of America and various states, as appropriate and applicable.  As a result of the Company’s bankruptcy action, the Company is no longer subject to U.S. federal, state and local, as applicable, income tax examinations by regulatory taxing authorities for any period prior to January 1, 2010.  The Company does not anticipate any examinations of returns filed for periods ending after December 31, 2009.

The Company uses the asset and liability method of accounting for income taxes.  At March 31, 2013 and December 31, 2012, respectively, the deferred tax asset and deferred tax liability accounts, as recorded when material to the financial statements, are entirely the result of temporary differences.  Temporary differences generally represent differences in the recognition of assets and liabilities for tax and financial reporting purposes, primarily accumulated depreciation and amortization, allowance for doubtful accounts and vacation accruals, as well as the potential impact of any net operating loss carryforwards (s) and their potential utilization.

The Company has adopted the provisions required by the Income Taxes topic of the FASB Accounting Standards Codification.  The Codification Topic requires the recognition of potential liabilities as a result of management’s acceptance of potentially uncertain positions for income tax treatment on a “more-likely-than-not” probability of an assessment upon examination by a respective taxing authority.  As a result of the implementation of Codification’s Income Tax Topic, the Company did not incur any liability for unrecognized tax benefits.

4.	Income (Loss) per share

Basic earnings (loss) per share is computed by dividing the net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the respective period presented in our accompanying financial statements.

Fully diluted earnings (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of common stock equivalents (primarily outstanding options and warrants).

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income (loss) position at the calculation date.

As of March 31, 2013 and 2012, the Company had no outstanding stock warrants, options or convertible securities which could be considered as dilutive for purposes of the loss per share calculation.

5.	Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flows.

Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note F - Fair Value of Financial Instruments

The carrying amount of cash, accounts receivable, accounts payable and notes payable, as applicable, approximates fair value due to the short term nature of these items and/or the current interest rates payable in relation to current market conditions.

Interest rate risk is the risk that the Company’s earnings are subject to fluctuations in interest rates on either investments or on debt and is fully dependent upon the volatility of these rates.  The Company does not use derivative instruments to moderate its exposure to interest rate risk, if any.

Financial risk is the risk that the Company’s earnings are subject to fluctuations in interest rates or foreign exchange rates and are fully dependent upon the volatility of these rates.  The Company does not use derivative instruments to moderate its exposure to financial risk, if any.

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Taxes
Income Taxes

Note H - Income Taxes

The components of income tax (benefit) expense for each of the three month periods ended March 31, 2013 and 2012 and  for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 are as follows:

Period from
August 1, 2007
(date of
bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Federal:
Current	$-	$-	$-
Deferred	-	-	-
	-	-	-
State:
Current	-	-	-
Deferred	-	-	-
	-	-	-

Total	$-	$-	$-

As a result of the May 2012 change in control transaction, as of December 31, 2012, the Company has a net operating loss carryforward of approximately $18,700 to offset future taxable income.  The amount and availability of any net operating loss carryforwards will be subject to the limitations set forth in the Internal Revenue Code.  Such factors as the number of shares ultimately issued within a three year look-back period; whether there is a deemed more than 50 percent change in control; the applicable long-term tax exempt bond rate; continuity of historical business; and subsequent income of the Company all enter into the annual computation of allowable annual utilization of any net operating loss carryforward(s).

  The Company's income tax expense (benefit) for each of the three months ended March 31, 2013 and 2012 and for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 varied from the statutory rate of 34% as follows:

			Period from
			August 1, 2007
			(date of
			bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Statutory rate applied to
income before income taxes	$(1,300)	$(1,200)	$(8,700)
Increase (decrease) in income
taxes resulting from:
State income taxes	-	-	-
Other, including reserve for
deferred tax asset and application
of net operating loss carryforward	1,300	1,200	8,700

Income tax expense	$-	$-	$-

The Company’s only temporary difference due to statutory requirements in the recognition of assets and liabilities for tax and financial reporting purposes, as of March 31, 2013 and December 31, 2012, respectively, relate solely to the Company’s net operating loss carryforward(s).  This difference gives rise to the financial statement carrying amounts and tax bases of assets and liabilities causing either deferred tax assets or liabilities, as necessary, as of March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
Deferred tax assets
Net operating loss carryforwards	$8,700	$7,400
Less valuation allowance	(8,700)	(7,400)

Net Deferred Tax Asset	$-	$-

During each of the three months ended March 31, 2013 and the year ended December 31, 2012, respectively, the valuation allowance for the deferred tax asset increased (decreased) by approximately $1,300 and $(10,600).

Capital Stock Transactions	3 Months Ended
Mar. 31, 2013
Capital Stock Transactions
Capital Stock Transactions

Note I - Capital Stock Transactions

Pursuant to the Plan affirmed by the U. S. Bankruptcy Court - Northern District of Texas - Dallas Division, the Company will issue a sufficient number of Plan shares to meet the requirements of the Plan.  Such number was estimated in the Plan to be approximately 500,000 Plan Shares relative to each Post Confirmation Debtor.

As provided in the Plan, 80.0% of the Plan Shares of the Company were issued to Halter Financial Group, Inc. (HFG) in exchange for the release of its Allowed Administrative Claims, the performance of certain services and the payment of certain fees related to the anticipated reverse merger or acquisition transactions described in the Plan.  The remaining 20.0% of the Plan Shares of the Company were issued to other holders of various claims as defined in the Plan.

Based upon the calculations provided by the Creditor’s Trustee, the Company issued an aggregate 530,612 shares of the Company’s “new” common stock to all unsecured creditors and the controlling stockholder in settlement of all unpaid pre-confirmation obligations of the Company and/or the bankruptcy trust.

Effective May 3, 2010, HFG transferred its 400,000 Plan Shares to Halter Financial Investments, L.P. (HFI),  a Texas limited partnership controlled by Timothy P. Halter, who is also the controlling officer of HFG.

On May 9, 2012, the Company entered into a Share Purchase Agreement with Lipton pursuant to which he acquired 9,500,000 shares of our common stock for approximately $9,500 cash or $0.001 per share.  As a result of this transaction, 10,030,612 shares of our common stock are currently issued and outstanding.  The Company relied upon Section 4(2) of the Securities Act of 1933, as amended, for an exemption from registration on these shares and no underwriter was used in this transaction.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events
Subsequent Events

Note J - Subsequent Events

Management has evaluated all activity of the Company through May 8, 2013 (the issue date of the financial statements) and concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to financial statements.

Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies
Cash and cash equivalents
1.	Cash and cash equivalents

The Company considers all cash on hand and in banks, certificates of deposit and other highly-liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

Reorganization cost.
2.	Reorganization costs

The Company has adopted the provisions required by the Start-Up Activities topic of the FASB Accounting Standards Codification whereby all costs incurred with the incorporation and reorganization of the Company were charged to operations as incurred.

Income tax.
3.	Income taxes

The Company files income tax returns in the United States of America and various states, as appropriate and applicable.  As a result of the Company’s bankruptcy action, the Company is no longer subject to U.S. federal, state and local, as applicable, income tax examinations by regulatory taxing authorities for any period prior to January 1, 2010.  The Company does not anticipate any examinations of returns filed for periods ending after December 31, 2009.

The Company uses the asset and liability method of accounting for income taxes.  At March 31, 2013 and December 31, 2012, respectively, the deferred tax asset and deferred tax liability accounts, as recorded when material to the financial statements, are entirely the result of temporary differences.  Temporary differences generally represent differences in the recognition of assets and liabilities for tax and financial reporting purposes, primarily accumulated depreciation and amortization, allowance for doubtful accounts and vacation accruals, as well as the potential impact of any net operating loss carryforwards (s) and their potential utilization.

The Company has adopted the provisions required by the Income Taxes topic of the FASB Accounting Standards Codification.  The Codification Topic requires the recognition of potential liabilities as a result of management’s acceptance of potentially uncertain positions for income tax treatment on a “more-likely-than-not” probability of an assessment upon examination by a respective taxing authority.  As a result of the implementation of Codification’s Income Tax Topic, the Company did not incur any liability for unrecognized tax benefits.

Income (Loss) per share
4.	Income (Loss) per share

Basic earnings (loss) per share is computed by dividing the net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the respective period presented in our accompanying financial statements.

Fully diluted earnings (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of common stock equivalents (primarily outstanding options and warrants).

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income (loss) position at the calculation date.

As of March 31, 2013 and 2012, the Company had no outstanding stock warrants, options or convertible securities which could be considered as dilutive for purposes of the loss per share calculation.

Recent Accounting Pronouncements
5.	Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flows.

Plan Of Reorganization (Tables)	3 Months Ended
Mar. 31, 2013
Plan Of Reorganization
Plan Of Reorganization

.  It was determined that SMSA Katy Acquisition Corp’s reorganization value computed immediately before August 1, 2007, the confirmation date of the Plan of Reorganization, was approximately $1,000, which consisted of the following:

Current assets to be transferred to the post-confirmation entity	$1,000
Fair market value of property and equipment	-
Deposits with vendors and other assets transferred
to the post-confirmation entity	-

Reorganization value	$1,000

Post Petition Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Post Petition Liabilities
Post Petition Liabilities

The Company adopted fresh-start reporting because the holders of existing voting shares immediately before filing and confirmation of the Plan received less than 50.0% of the voting shares of the emerging entity and its reorganization value is not greater than its postpetition liabilities and allowed claims, as shown below:

Postpetition current liabilities	$-
Liabilities deferred pursuant to Chapter 11 proceeding	-
“New” common stock issued upon reorganization	1,000

Total postpetition liabilities and allowed claims	1,000
Reorganization value	(1,000)

Excess of liabilities over reorganization value	$-

Capital Reorganization (Tables)	3 Months Ended
Mar. 31, 2013
Capital Reorganization
Capital Reorganization

After consideration of SMSA Katy Acquisition Corp.’s debt capacity and other capital structure considerations, such as industry norms, projected earnings to fixed charges, projected earnings before interest and projected free cash flow to debt service and other applicable ratios, management determined that SMSA Katy Acquisition Corp.’s reorganization capital structure should be as follows:

Common Stock (530,612 “new” shares to be issued at $0.001 par value)	$531
Additional paid-in capital	469

Total reorganized capital structure	$1,000

Componenets Of Income Tax Expense (Tables)	3 Months Ended
Mar. 31, 2013
Componenets Of Income Tax Expense
Componenets Of Income Tax Expense

The components of income tax (benefit) expense for each of the three month periods ended March 31, 2013 and 2012 and  for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 are as follows:

Period from
August 1, 2007
(date of
bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Federal:
Current	$-	$-	$-
Deferred	-	-	-
	-	-	-
State:
Current	-	-	-
Deferred	-	-	-
	-	-	-

Total	$-	$-	$-

StatutoryVarience (Tables)	3 Months Ended
Mar. 31, 2013
StatutoryVarience
StatutoryVarience

The Company's income tax expense (benefit) for each of the three months ended March 31, 2013 and 2012 and for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 varied from the statutory rate of 34% as follows:

			Period from
			August 1, 2007
			(date of
			bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Statutory rate applied to
income before income taxes	$(1,300)	$(1,200)	$(8,700)
Increase (decrease) in income
taxes resulting from:
State income taxes	-	-	-
Other, including reserve for
deferred tax asset and application
of net operating loss carryforward	1,300	1,200	8,700

Income tax expense	$-	$-	$-

Deferred Tax Assets And Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Deferred Tax Assets And Liabilities
Deferred Tax Assets And Liabilities

This difference gives rise to the financial statement carrying amounts and tax bases of assets and liabilities causing either deferred tax assets or liabilities, as necessary, as of March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
Deferred tax assets
Net operating loss carryforwards	$8,700	$7,400
Less valuation allowance	(8,700)	(7,400)

Net Deferred Tax Asset	$-	$-

Reorganization (Details) (USD $)	Aug. 10, 2007
Current assets to be transferred to the post-confirmation entity	$ 1,000
Fair market value of property and equipment	0
Deposits with vendors and other assets transferred to the post-confirmation entity	0
Reorganization structure value.	$ 1,000

REORGANIZATION UNDER CHAPTER 11 CREDIT FACILITY (Details) (USD $)	Aug. 10, 2007	Jan. 17, 2007	Jan. 09, 2007
Credit facility term loan		$ 8.3
Credit facility revolving loan		15
Lender agreed to provide an additional to fund payroll			1.7
Plan of Reorganizations was approximately	$ 1,000

Postpetition Current Liabilities (Details) (USD $)	Aug. 10, 2007
Liabilities deferred pursuant to Chapter 11 proceeding	$ 0
"New" common stock issued upon reorganization	1,000
Total postpetition liabilities and allowed claims	1,000
Net value of Reorganization	(1,000)
Excess of liabilities over reorganization value	$ 0

Reorganization capital structure (Details) (USD $)	Aug. 10, 2007
Common Stock ( 530,612 "new" shares to be issued at $0.001 par value)	$ 531
Additional paid-in capital on reorganization	469
Total reorganized capital structure	$ 1,000

Going Concern (Details)	Mar. 31, 2013
Common stock, authorized shares	100,000,000
Preferred Stock, authorized shares	10,000,000

Components Of Income Tax Benefit (Details) (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Current Federal Income tax expense	$ 0	$ 0	$ 0
Deferred Federal Income tax expense	0	0	0
Total Federal Income tax expense	0	0	0
Current State Income tax expense	0	0	0
Deferred State Income tax expense	0	0	0
Total State Income tax expense	0	0	0
TOTAL COMPONENTS OF INCOMETAX BENEFIT EXPENSE	$ 0	$ 0	$ 0

Statutory Federal Tax Rate (Details) (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Statutory rate applied to income before income taxes	$ (1,300)	$ (1,200)	$ (8,700)
State income taxes	0	0	0
Other, including reserve for deferred tax asset and application of net operating loss carryforward	1,300	1,200	8,700
Income tax expense	$ 0	$ 0	$ 0

Deferred Tax Assets Components (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Net operating loss carryforwards	$ 8,700	$ 7,400
Less valuation allowance	(8,400)	(7,400)
Net Deferred Tax Asset	$ 0	$ 0

Valuation Allowance For Deferred Tax Asset (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Valuation allowance for the deferred tax asset increased by approximately	$ 1,300	$ (10,600)

Capital Stock (Details) (USD $)	Mar. 31, 2013	May 09, 2012	May 03, 2010
Pursuant to the Plan issued plan shares	500,000
New common stock was issued	530,612
Transfer of plan shares to Halter Investments			400,000
Common stock Shares issued on Share Purchase Agreement		9,500,000
Common stock, value on Shares purchase Agreement		$ 9,500
Common Stock, par value of share		$ 0.001
Total Common Stock Outstanding	10,030,612
Percentage of Plan Shares issued to HFG	80.00%
Percentage of Plan Shares issued to Others	20.00%

Organization (Details) (USD $)	Mar. 31, 2013	May 09, 2012
Common stock Shares Purchase Agreement		9,500,000
Common stock issued value		$ 9,500
Common Stock value per share		$ 0.001
common stock Issued Shares	10,030,612
common stock Outstanding Shares	10,030,612

Related Party Transaction (Details) (USD $)	12 Months Ended		68 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
HFG managed Cash funded from bankruptcy trust	$ 0	$ 0	$ 1,000
Contributed capital to support operations	7,335	15,092
current majority stockholder, Lipton, has contributed an additional working capital	$ 4,870	$ 0	$ 0